UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: September 30

Date of reporting period: April 1, 2009 – June 30, 2009

GRISANTI BROWN VALUE FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (Unaudited)

Shares	Security Description	Value

Common Stock - 96.5%

Consumer Discretionary - 11.6%
18,550	Target Corp.	$732,168
22,650	Time Warner, Inc.	570,553
194,400	Wendy's/Arby's Group , Inc., Class A	777,600
		2,080,321

Consumer Staples - 7.7%
12,200	Energizer Holdings, Inc. (a)	637,328
25,100	Walgreen Co.	737,940
		1,375,268

Energy - 4.7%
54,250	Williams Cos., Inc.	846,843

Financial Services - 23.6%
35,600	Annaly Capital Management, Inc. REIT	538,984
78,600	Bank of America Corp.	1,037,520
50,800	Charles Schwab Corp.	891,032
4,160	Goldman Sachs Group, Inc.	613,350
20,760	JPMorgan Chase & Co.	708,124
8,170	Northern Trust Corp.	438,566
		4,227,576

Healthcare - 8.7%
11,540	Becton Dickinson & Co.	822,917
49,850	Pfizer, Inc.	747,750
		1,570,667

Industrials - 3.7%
11,100	Navistar International Corp. (a)	484,182
7,200	Pentair, Inc.	184,464
		668,646
Insurance - 9.7%
32,110	Axis Capital Holdings, Ltd.	840,640
22,700	Chubb Corp.	905,276
		1,745,916

Materials - 3.6%
14,400	Mosaic Co.	637,920

Technology - 23.2%
44,720	Applied Materials, Inc.		490,578
37,900	Cisco Systems, Inc. (a)		706,456
27,250	Fiserv, Inc. (a)		1,245,325
24,500	Hewlett-Packard Co.		946,925
32,350	Microsoft Corp.		768,960
			4,158,244

Total Common Stock (Cost $18,738,506)			$17,311,401

Total Investments - 96.5%
(Cost $18,738,506)*			$17,311,401
Other Assets and Liabilities, Net - 3.5%			622,620
Total Net Assets - 100.0%			$17,934,021

REIT Real Estate Investment Trust

(a) Non-income producing security.

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

	Gross Unrealized Appreciation	$1,054,738
	Gross Unrealized Depreciation	(2,481,843)
	Net Unrealized Appreciation (Depreciation)	$(1,427,105)

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2009:

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs"
used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Valuation Inputs	Investments in Securities
	Level 1 - Quoted Prices	$17,311,401
	Level 2 - Other Significant Observable Inputs	-
	Level 3 - Significant Unobservable Inputs	-
	Total Investments	$17,311,401

In accordance with the adoption of FSP 157-4, the Level 1 inputs displayed in this table are Common Stock.
Refer to the Schedule of Investments for a further breakout of each security by type.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS
AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT
OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 1.  Schedule of Investments.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive and Principal Financial Officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:           /s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:       8/18/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:       8/18/09

By:           /s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:      8/18/09